CONSOLIDATED STATEMENTS OF OPERATIONS (Audited) (USD $)	7 Months Ended	12 Months Ended	19 Months Ended
	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2013
GENERAL AND ADMINISTRATIVE EXPENSES
Office and general	$ 4,368	$ 6,877	$ 11,245
Professional fees	4,192	31,361	35,553
NET OPERATING EXPENSES	(8,560)	(38,238)	(46,798)
NET OPERATING LOSS	(8,560)	(38,238)	(46,798)
OTHER INCOME
Forgiveness of debt	36,896		36,896
TOTAL OTHER INCOME	36,896		36,896
NET PROFIT (LOSS)	$ 28,336	$ (38,238)	$ (9,902)
BASIC NET LOSS PER COMMON SHARE	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF BASIC COMMON SHARES OUTSTANDING	90,102,270	90,280,920